Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenues [Abstract]
Summary of Revenue
The revenues as of December 31, 2023, 2022 and 2021, are summarized as follows:

	2023	2022	2021
Maritime
Offshore vessels	$462,801	$527,571	$313,170
Parcel tankers	246,291	351,539	294,641
Fuel oil transportation	57,220	-	-
Shipping agencies	29,217	31,379	10,360
Maritime administration services (a)	-	16,343	42,416
Bulk Carrier (b)	-	304,269	174,643

Maritime infrastructure
Shipyard	200,496	118,441	139,226

Logística, puertos y terminales
Intermodal terminal	37,991	38,910	44,292
Repair of containers	21,008	110,966	158,511
Automotive services	8,036	5,442	5,990
Port services	6,080	5,659	14,967

Warehousing and other businesses
Warehousing	149,507	172,537	153,497
Total consolidated revenue	$1,218,647	$1,683,056	$1,351,713